Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended	147 Months Ended		195 Months Ended	383 Months Ended	474 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [7]	Dec. 31, 2025		Dec. 31, 2025 [5]	Dec. 31, 2025 [3]	Dec. 31, 2025 [1]
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		16.37%	10.77%	11.62%						9.25%
Performance Inception Date	Jun. 23, 1986
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		14.98%	9.39%	10.20%						8.29%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		10.57%	8.79%	9.20%						6.95%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		16.65%	11.04%	11.88%		10.88%	[2]
Performance Inception Date	Sep. 25, 2013
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		17.62%	12.64%	16.38%					12.07%
Performance Inception Date	Feb. 03, 1994
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		17.62%	12.20%	15.24%					11.52%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		10.43%	9.95%	12.74%					10.31%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		17.89%	12.91%	16.66%		15.37%	[4]
Performance Inception Date	Sep. 25, 2013
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		19.94%	5.13%	6.70%				3.31%
Performance Inception Date	Sep. 28, 2009
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		18.92%	4.68%	6.45%				3.14%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		12.11%	3.81%	5.31%				2.58%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		20.24%	5.35%	6.91%		3.93%	[6]
Performance Inception Date	Sep. 25, 2013
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		5.97%	1.46%	2.39%	2.25%
Performance Inception Date	Sep. 28, 2015
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		6.32%	1.71%	2.63%	2.50%
Performance Inception Date	Sep. 28, 2015
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		4.68%	0.58%	1.55%	1.45%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		3.69%	0.76%	1.44%	1.36%
Bloomberg US Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		18.03%	14.00%	14.93%		14.16%	[2],[4]
Bloomberg 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		16.53%	12.66%	11.07%		10.56%	[2]
Bloomberg 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.93%	13.60%	16.60%		15.93%	[4]
Bloomberg Emerging Markets Large, Mid & Small Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Emerging Markets Large, Mid & Small Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		29.21%	4.54%	8.93%		6.20%	[6]
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.17%	(2.15%)	1.26%	1.14%
Bloomberg Custom Sukuk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Custom Sukuk Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.45%

[1]	Amana Income Fund Investor Shares began operations June 23, 1986.
[2]	Amana Income Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the Bloomberg US Large Cap and Bloomberg 1000 Value Indexes is shown since this date.
[3]	Amana Growth Fund Investor Shares began operations February 3, 1994.
[4]	Amana Growth Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the Bloomberg US Large Cap and Bloomberg 1000 Growth Indexes is shown since this date.
[5]	Amana Developing World Fund Investor Shares began operations September 28, 2009.
[6]	Amana Developing World Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the Bloomberg Emerging Markets Large, Mid & Small Index is shown since this date.
[7]	Amana Participation Fund began operations September 28, 2015.